Cover	Jan. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2021
Entity File Number	0-15536
Entity Registrant Name	CODORUS VALLEY BANCORP, INC.
Entity Central Index Key	0000806279
Entity Tax Identification Number	23-2428543
Entity Incorporation State Country Code	PA
Entity Address Address Line 1	105 Leader Heights Road
Entity Address Address Line 2	PO Box 2887
Entity Address City Or Town	York
Entity Address State Or Province	PA
Entity Address Postal Zip Code	17405-2887
City Area Code	717
Local Phone Number	747-1519
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security12b Title	Common Stock, $2.50 par value
Trading Symbol	CVLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false